Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 17,035,782	$ 49,157,571
Restricted cash	8,950,374	11,141,496
Interest receivable	5,220,859	4,121,486
Available-for-sale Securities, Fair Value Disclosure Held in Trust	536,316,481	378,423,092
Available-for-sale Securities	47,366,656	70,601,045
Public housing capital fund trusts, at fair value (Note 6)	60,707,290	61,263,123
Mortgage-backed securities, at fair value (Note 7)	14,775,309	14,841,558
Real estate assets: (Note 8)
Land and improvements	17,887,505	13,753,493
Buildings and improvements	139,153,699	110,706,173
Real estate assets before accumulated depreciation	157,041,204	124,459,666
Accumulated depreciation	(16,023,814)	(14,108,154)
Net real estate assets	141,017,390	110,351,512
Other assets (Note 9)	35,720,342	26,719,088
Assets held for sale (Note 10)	0	13,204,015
Total Assets	867,110,483	739,823,986
Liabilities
Accounts payable, accrued expenses and other liabilities	5,667,948	4,123,346
Distribution payable	8,759,343	7,617,390
Lines of credit (Note 11)	18,922,261
Debt financing (Note 12)	451,496,716	341,619,463
Mortgages payable (Note 13)	67,822,313	76,032,140
Derivative swap, at fair value (Note 16)	1,317,075
Liabilities held for sale (Note 10)		503,743
Total Liabilities	553,985,656	429,896,082
Commitments and Contingencies (Note 18)
Partnersʼ Capital
General Partner (Note 3)	399,077	578,238
Beneficial Unit Certificate holders	312,720,264	330,457,117
Unallocated deficit of Consolidated VIEs	0	(21,091,456)
Total Partnersʼ Capital	313,119,341	309,943,899
Noncontrolling interest (Note 8)	5,486	(15,995)
Total Capital	313,124,827	309,927,904
Total Liabilities and Partnersʼ Capital	$ 867,110,483	$ 739,823,986